FAIR VALUE MEASUREMENTS - Schedule of changes in the Level 3 fair value of warrant liabilities (Details) - CIK 0001822935 Healthcare Capital Corp - USD ($)	3 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Private Placement Warrants [Member]
Fair Value Measurements (Details) - Schedule of changes in the Level 3 fair value of warrant liabilities [Line Items]
Fair value beginning balance	$ 4,760,000	$ 5,100,000	$ 4,284,000
Initial measurement on January 20, 2021				7,480,000
Change in fair value	(1,360,000)	(340,000)	816,000	(3,196,000)
Fair value ending balance	3,400,000	4,760,000	5,100,000	4,284,000
Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of changes in the Level 3 fair value of warrant liabilities [Line Items]
Fair value beginning balance
Initial measurement on January 20, 2021				14,850,000
Change in fair value				(6,187,500)
Transfer to Level 1				(8,662,500)
Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of changes in the Level 3 fair value of warrant liabilities [Line Items]
Fair value beginning balance	4,760,000	5,100,000	4,284,000
Initial measurement on January 20, 2021				22,330,000
Change in fair value	(1,360,000)	(340,000)	816,000	(9,383,500)
Transfer to Level 1				(8,662,500)
Fair value ending balance	$ 3,400,000	$ 4,760,000	$ 5,100,000	$ 4,284,000